Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (12,819)	$ (4,631)	$ (7,432)